Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payments
Schedule of share option movements

			Weighted
			average
		Weighted	remaining
		average	contractual
		exercise	years to	Aggregate
	Options	price per	expiry	intrinsic
	outstanding	share	per share	value
		US$		US$
Outstanding as of December 31, 2024	5,792,691	61.66	4.72 years	32,986
Forfeited	—	—	—	—
Exercised	(372,000)	—	—	—
Outstanding as of December 31, 2025	5,420,691	65.85	3.94 years	122,494
Non-vested as of December 31, 2025	74,495	—	—	—
Options vested and expected to vest as of December 31, 2025	5,420,691	65.85	3.94 years	122,494
Exercisable as of December 31, 2025	5,346,196	65.84	3.94 years	120,885

Schedule of non-vested shares movement

Non-vested shares
outstanding
Outstanding as of December 31, 2024	3,723,979
Granted	1,546,550
Vested	(1,541,405)
Forfeited	(541,222)
Outstanding as of December 31, 2025	3,187,902

Schedule of assumptions used in determining the fair value of the share options

	Year Ended December 31,
Assumptions	2023	2024	2025
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	2.17%~2.35%	1.41%~1.47%	1.36%~1.43%
Expected volatility	32.95%~38.74%	23.17%~27.53%	19.90%~42.18%
Total fair value of share-based awards	1,097,668	1,540,863	1,749,207

Schedule of share-based compensation expenses

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Fulfillment expenses	(77,926)	(84,079)	(68,092)
Marketing expenses	(33,379)	(31,215)	(52,074)
Technology and content expenses	(330,197)	(382,308)	(309,364)
General and administrative expenses	(1,068,304)	(1,040,138)	(1,301,533)
	(1,509,806)	(1,537,740)	(1,731,063)